Cost Method Investments	12 Months Ended
Dec. 31, 2021
Cost and Method Investments Disclosure [Abstract]
Cost method investments

Note 10 — Cost method investments

Cost method investments consist of the following:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
9.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	45,000,000	45,000,000	7,058,048
8.0% Investment (2 companies in the AR and VR areas)	1,100,000	1,100,000	172,530
6.0% Investment (1 company in the AR, VR, software and robotic areas)	600,000	600,000	94,107
5.5% Investment (1 company in the AR, VR and game areas)	600,000	600,000	94,107
5.0% Investment (21 and 22 companies in the AR, VR and digital marketing areas as of December 31, 2020 and 2021)	50,400,000	51,000,000	7,999,122
4.5% Investment (1 company in the VR medical treatment areas)	200,000	200,000	31,369
4.0% Investment (14 companies in the AR, VR, 3D animation and software areas)	8,400,000	8,400,000	1,317,502
3.5% Investment (2 companies in the AR and VR areas)	1,200,000	1,200,000	188,215
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	3,900,000	3,900,000	611,698
2.0% Investment (4 companies in the AR, VR, 3D animation and software areas)	1,200,000	1,200,000	188,215
1.0% Investment (5 companies in the AR, VR, 3D animation, hardware and software areas)	1,450,000	1,450,000	227,426
Total	114,050,000	114,650,000	17,982,339

During the years ended December 31, 2019, 2020 and 2021, the Company totally made RMB 3,850,000, RMB 109,700,000 and RMB 600,000 (USD 94,107) in cost method investments, respectively.